Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest and Debt Expense [Abstract]
Interest on long-term bank debt	$ (13,763)	$ (13,854)	$ (13,718)
Interest on Series A Notes, net	(1,060)	(3,757)	(5,494)
Interest on short-term bank credit and loans	(9,112)	(10,576)	(9,073)
Guarantees	(12,172)	(10,600)	(9,027)
Loss from revaluation of lease liabilities and exchange rate differences, net	(33,386)	(24,607)	(3,362)
Other	(4,864)	(9,635)	(5,807)
Interest Expense, Total	(74,357)	(73,029)	(46,481)
Interest on cash, cash equivalents and bank deposits	1,075	1,595	1,115
Other	2,012	2,362	1,305
Interest Income, Total	3,087	3,957	2,420
Financial expenses, net	$ (71,270)	$ (69,072)	$ (44,061)